Stockholders' Deficit - Schedule of Outstanding Warrants (Details) (10-K) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Shares Underlying Outstanding Warrants	100,870			2,675,602
Shares Underlying Warrants Exchanged			(2,675,602)
Exercise Price				$ 4.38
Warrant One [Member]
Shares Underlying Outstanding Warrants				302,256
Exercise Price				$ 0.27
Expiration Date				Jul. 27, 2020
Warrant Two [Member]
Shares Underlying Outstanding Warrants				155,433
Exercise Price				$ 1.34
Expiration Date				Sep. 20, 2020
Warrant Three [Member]
Shares Underlying Outstanding Warrants				159,085
Exercise Price				$ 2.67
Expiration Date				Sep. 30, 2020
Warrant Four [Member]
Shares Underlying Outstanding Warrants				592,700
Exercise Price				$ 5.34
Expiration Date				Jun. 30, 2021
Warrant Five [Member]
Shares Underlying Outstanding Warrants				604,703
Exercise Price				$ 5.34
Expiration Date				Jun. 30, 2022
Warrant Six [Member]
Shares Underlying Outstanding Warrants				262,173
Exercise Price				$ 5.34
Expiration Date				Jun. 30, 2023
Warrant Seven [Member]
Shares Underlying Outstanding Warrants				280,899
Exercise Price				$ 5.34
Expiration Date				Jun. 30, 2024
Warrant Eight [Member]
Shares Underlying Outstanding Warrants				318,353
Exercise Price				$ 5.34
Expiration Date				Jun. 30, 2025